Financing Income (Expenses), Net (Tables)	6 Months Ended
Jun. 30, 2023
Financing Income (Expenses), Net [Abstract]
Schedule of Financing Income (Expenses), Net	Financing income (expenses), net
	Six months	Six months	For the year
	ended	ended	ended
	June 30,	June 30,	December 31,
	2023	2022	2022

Fair value revaluation of warrants and pre-funded warrants	73	693	1,166
Day 1 loss from issuance of financial instruments	(1,659)	-	-
Bank management fees and commissions	91	23	90
Exchange rate differences	36	(50)	(29)
Interest on lease liabilities	(6)	(8)	(15)
Issuance expenses	(531)	-	-
	(1,996)	658	1,212